SUBSEQUENT EVENTS - Acquisition of Blue Ribbon Ice Inc (Details) - Subsequent events	Jul. 01, 2026 USD ($) shares
Blue Ribbon Ice Inc
SUBSEQUENT EVENTS
Percentage of voting interest held by NCI	40.00%
Blue Ribbon Ice Inc
SUBSEQUENT EVENTS
Percentage of voting interest acquired	60.00%
Business combination, number of shares issued | shares	58,824
Payments to acquire business | $	$ 250,000